Variable Interest Entity (“VIE”) (Details) - Schedule of cash, cash equivalents and restricted cash - Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity (“VIE”) (Details) - Schedule of cash, cash equivalents and restricted cash [Line Items]
Cash and cash equivalents	¥ 55,965,855	$ 8,777,993	¥ 59,249,721	¥ 40,397,850
Restricted cash	442,560	69,414
Total cash, cash equivalents and restricted cash	¥ 56,408,415	$ 8,847,407	¥ 59,249,721	¥ 40,397,850